Share-based payments - Former Chief Executive Officer Grant (Details) € in Thousands							1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 19, 2021 EUR (€)	Aug. 01, 2021 $ / shares	Jul. 01, 2021 $ / shares	Dec. 01, 2020	Nov. 16, 2020 $ / shares	Nov. 25, 2019	Aug. 31, 2020	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 EUR (€) Option	Dec. 31, 2020 USD ($) Option	Dec. 31, 2020 EUR (€) Option	Dec. 31, 2019	Dec. 31, 2019 Option	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 $ / shares	Aug. 01, 2021 € / shares	Jul. 01, 2021 € / shares	Nov. 16, 2020 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Provision for employer taxes arising according to US regulations for future exercises	€ 8,000									$ 981,000
Chief Business Officer and Chief Commercial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of days of					10
Percentage of increase in share price					10.00%
Former Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted									0	658,735	658,735		665,389	745,236
New VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted						745,236		267,822
Exercise price (in dollars per share)								$ 6.21
Term of the program							9 years
Provision for employer taxes arising according to US regulations for future exercises | €									€ 147		€ 1,052
New VSOP | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life of the options									3 years 8 months 12 days	4 years 8 months 12 days	4 years 8 months 12 days	5 years 8 months 12 days
New VSOP | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life of the options									8 years 6 months	9 years 2 months 12 days	9 years 2 months 12 days	9 years 10 months 24 days
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted									50,000
LTIP | Dan Menichella, then Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted									3,866,309
Exercise price (in dollars per share)															$ 8.28
Provision for employer taxes arising according to US regulations for future exercises | $										$ 146,000
LTIP | Chief Business Officer and Chief Commercial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted				266,156
LTIP | Chief Business Officer and Chief Commercial Officer | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)					1 year
LTIP | Chief Business Officer and Chief Commercial Officer | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)					3 years
LTIP | Chief Scientific Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted					266,155
Number of days of					P10D
Exercise price (in dollars per share) | € / shares																		€ 10.04
Vesting period (in years)					4 years
Vesting percentage (as a percent)					25.00%
Percentage of increase in share price					20.00%
LTIP | Chief Operating Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted			20,000
Number of days of			20
Exercise price (in dollars per share) | (per share)			$ 84.03														€ 70.92
Vesting period (in years)			4 years
Vesting percentage (as a percent)			25.00%
Percentage of increase in share price			20.00%
Threshold duration of volume weighted average price			10 days
LTIP | Chief Development Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		30,000
Number of days of		20
Exercise price (in dollars per share) | (per share)		$ 54.79														€ 46.16
Vesting period (in years)		4 years
Vesting percentage (as a percent)		25.00%
Percentage of increase in share price		20.00%
Threshold duration of volume weighted average price		10 days
First tranche | Chief Business Officer and Chief Commercial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in dollars per share) | (per share)					$ 52.96													43.87
First tranche | New VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of the program									10 years
Vesting percentage (as a percent)									25.00%
First tranche | 2022 | Chief Business Officer and Chief Commercial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in dollars per share) | (per share)					98.57													81.65
First tranche | Within one year | Chief Business Officer and Chief Commercial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in dollars per share) | (per share)					$ 98.36													81.48
Second tranche | Chief Business Officer and Chief Commercial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)					10 years
Second tranche | Within one year | Chief Business Officer and Chief Commercial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in dollars per share) | (per share)					$ 39.92													€ 33.07